Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	DHC Acquisition Corp
Entity Central Index Key	0001838163
Entity Tax Identification Number	98-1574798
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	E9
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	1900 West Kirkwood Blvd.
Entity Address, Address Line Two	Suite 1400B
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	214
Local Phone Number	452-2300
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1900 West Kirkwood Blvd.
Entity Address, Address Line Two	Suite 1400B
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
Contact Personnel Name	Christopher Gaertner